Derivative Instruments - Effective Portion (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Amount of Gain Recorded in OCI (Effective Portion)	$ 0	$ 462
Amount of Gain/ (Loss) recognized in the consolidated statements of comprehensive income	0	4
Interest rate swaps
Amount of Gain Recorded in OCI (Effective Portion)	0	(4)
Interest expense and finance cost
Amount of Gain Recorded in OCI (Effective Portion)	0	462
Amount of Loss Reclassified from OCI into consolidated statements of comprehensive income (Effective Portion)	0	(466)
Gain on interest rate swap agreement
Amount of Gain/ (Loss) recognized in the consolidated statements of comprehensive income	$ 0	$ 4